Shareholder Report, Average Annual Return (Details) 199377_US Vegan Climate ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
US Vegan Climate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Vegan Climate ETF NAV
Average Annual Return, Percent	34.14%	13.89%	17.99%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	19.56%	12.86%	16.06%
Beyond Investing US Vegan Climate GTR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beyond Investing US Vegan Climate® GTR Index
Average Annual Return, Percent	35.11%	14.63%	18.81%